Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts and Other Customer Financing Activity [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	$ 389	$ 488	$ 456	$ 467
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense	84	54	88
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	113	37	82
Valuation Allowances and Reserves, Additions for Adjustments	(70)	15	(17)
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	616	605	582	$ 545
Valuation Allowances and Reserves Charged to Income Tax Expense	117	61	45
SEC Schedule, 12-09, Valuation Allowances and Reserves, Business Acquired	2	25
Valuation Allowances and Reserves Credited to Income Tax Expense	15	25	29
Valuation Allowances and Reserves, Additions for Adjustments	$ (93)	$ (38)	$ 21